SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended			24 Months Ended
	Nov. 30, 2016	Nov. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Share capital:
Common stock, value, authorized			$ 150,000	$ 150,000		$ 150,000
Common stock, value, issued			$ 101,119	$ 101,081		$ 101,119
Shares issued upon exercise of share options (in shares)			20,000
Consideration received on sale of subsidiary ownership interest	$ 170,000
Common stock, shares authorized (in shares)			150,000,000	150,000,000		150,000,000
Common shares, par value (in dollars per share)			$ 1.00	$ 1		$ 1.00
Common shares, shares issued (in shares)			101,118,289	101,080,673		101,118,289
Common shares, shares outstanding (in shares)			101,118,289	101,080,673		101,118,289
Percent of stock outstanding		5.00%
Repurchase period		2 years
Remaining amount in share repurchase program (in shares)						500,000
Purchase of treasury shares			$ 0	$ 8,214	$ 12,269	$ 20,500
Common Stock
Share capital:
Shares issued upon exercise of share options (in shares)			38,000	132,000
Sale of Stock, Number of Shares Issued in Transaction	7,475,000
Equity Swap
Share capital:
Shares acquired by counterparty (in shares)			3,000,000			3,000,000
Shares acquired by counterparty, per share price (in dollars per share)			$ 43.30			$ 43.30